Property and equipment - Summary of Depreciation allocation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses
Property and equipment
Depreciation of property and equipment (Note 5)	$ 276,022	$ 170,754	$ 110,027
Accumulated depreciation and impairment
Property and equipment
Depreciation of property and equipment (Note 5)	356,288	604,304	182,402
Accumulated depreciation and impairment | Assets classified as disposal groups
Property and equipment
Depreciation of property and equipment (Note 5)	80,266	433,550	72,375
Accumulated depreciation and impairment | General and administrative expenses
Property and equipment
Depreciation of property and equipment (Note 5)	$ 276,022	$ 170,754	$ 110,027